Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Non-current assets	€ 201,020	€ 197,238
Intangible assets	25,258	25,567
Right of use assets	19,232	20,392
Property, plant and equipment	138,883	136,198
Deferred tax assets	9,605	6,592
Other non-current assets	8,041	8,490
Current assets	299,012	262,824
Inventories	53,663	44,466
Trade receivables	35,205	41,645
Other current assets	41,874	50,633
Cash and cash equivalents	168,271	126,080
TOTAL ASSETS	500,032	460,062
EQUITY
Share capital	24,378	20,837
Share premium	647,600	594,003
Other reserves	73,203	65,088
Retained earnings/(Accumulated deficit)	(551,682)	(450,253)
Profit/(Loss) for the period	(12,247)	(101,429)
TOTAL EQUITY	181,253	128,247
LIABILITIES
Non-current liabilities	204,199	172,952
Borrowings	166,521	132,768
Lease liabilities	26,432	29,090
Refund liabilities	6,491	6,303
Provisions	546	1,074
Deferred tax liabilities	4,162	3,638
Other non-current liabilities	46	79
Current liabilities	114,580	158,863
Borrowings	20,852	44,079
Trade payables and accruals	35,522	44,303
Income tax liability	1,742	632
Tax and Employee-related liabilities	19,458	16,209
Lease liabilities	2,508	2,879
Contract liabilities	3,010	5,697
Refund liabilities	19,650	33,637
Provisions	6,686	10,835
Other current liabilities	5,152	592
TOTAL LIABILITIES	318,779	331,815
TOTAL EQUITY AND LIABILITIES	€ 500,032	€ 460,062